Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2007
Equity [Abstract]
Common stock outstanding under repurchase authorization	24			50
Repurchase and retirement of common stock to offset the dilutive impact of long-term stock awards	1	2	3
Repurchase and retirement of common stock cash aggregate to offset the dilutive effect	$ 8	$ 30	$ 45
Grant of long-term stock awards	1	2	5
Cash dividends per common share paid	$ 0.30	$ 0.30	$ 0.30
Cash dividends per common share (declared)	$ 0.30	$ 0.30	$ 0.30
Income tax on unrealized loss on marketable securities	14	14
Income tax on prior service cost and net loss	$ 109	$ 100